Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 315,091	$ 246,500
Less: allowance for credit losses	(45,058)	(30,148)
Total	$ 270,033	$ 216,352